CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands		Ordinary Shares		Additional Paid-In Capital	Statutory Reserves	(Accumulated Deficit) Retained Earnings	Total Stockholders' Equity (Deficit)
Beginning Balance (in shares) at Dec. 31, 2014	[1]	47,099,288
Beginning Balance at Dec. 31, 2014		¥ 327	[1]	¥ 2,435,711	¥ 167,742	¥ (952,040)	¥ 1,651,740
Stock-based compensation							0
Appropriations to statutory reserves					4,930	(4,930)	0
Equity awards exercised (in shares)	[1]	2,698
Equity awards exercised				2,440			2,440
Net loss						(8,879)	(8,879)
Ending Balance (in shares) at Dec. 31, 2015	[1]	47,101,986
Ending Balance at Dec. 31, 2015		¥ 327	[1]	2,438,151	172,672	(965,849)	1,645,301
Stock-based compensation				8,399			8,399
Appropriations to statutory reserves					15,252	(15,252)	0
Disposal of subsidiaries					(28,123)	28,123	0
Equity awards exercised (in shares)	[1]	21,912
Equity awards exercised							0
Capital distribution				(1,486,175)			(1,486,175)
Gain on disposal of entity under common control				1,798			1,798
Net loss						(12,270)	(12,270)
Ending Balance (in shares) at Dec. 31, 2016	[1]	47,123,898
Ending Balance at Dec. 31, 2016		¥ 327	[1]	962,173	159,801	(965,248)	157,053
Stock-based compensation				24,045			24,045
Appropriations to statutory reserves					4,458	(4,458)	0
Disposal of subsidiaries					(3,970)	3,970	0
Equity awards exercised (in shares)	[1]	407,901
Equity awards exercised							0
Capital contribution				29,812			29,812
Cash dividend				(322,141)			(322,141)
Net loss						(8,382)	(8,382)
Ending Balance (in shares) at Dec. 31, 2017	[1]	47,531,799
Ending Balance at Dec. 31, 2017		¥ 327	[1]	¥ 693,889	¥ 160,289	¥ (974,118)	¥ (119,613)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Fincera's 2 for 1 stock split, which was effective on November 1, 2017.